Trade and Other Receivables and Prepayments - Summary of Trade and Other Receivables and Prepayments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)		Dec. 31, 2019 USD ($)		Dec. 31, 2018 CNY (¥)
Trade and other current receivables [abstract]
Trade receivables	¥ 369,742	[1]	$ 53,110	[1]	¥ 526,974
Prepayments to raw material suppliers	131,709		18,919		169,439
Receivables from sales of scrap materials	71,188		10,226		54,192
Value-added tax and other taxes receivable	16,944		2,434		19,400
Income tax recoverable	4,504		647		4,138
Other receivables	2,272		326		2,330
Total	¥ 596,359		$ 85,662		¥ 776,473

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.